Related party transactions	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related party transactions	Related party transactions
The principal related parties are companies over which Sanofi has control or significant influence, joint ventures, key management personnel, and principal shareholders.
Sanofi has not entered into any material transactions with any key management personnel. Financial relations with Sanofi’s principal shareholders fall within the ordinary course of business and were immaterial in the years ended December 31, 2022, 2021 and 2020.
Note F.1. lists the principal companies controlled by Sanofi; those companies are fully consolidated, as described in Note B.1. Transactions between those companies, and between the parent company and its subsidiaries, are eliminated when preparing the consolidated financial statements.
Transactions with companies over which Sanofi has significant influence, and with joint ventures, are presented in Note D.6.
Key management personnel include corporate officers and the members of the Executive Committee (an average of 11 members in 2022, in 2021 and in 2020).
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2022	2021	2020	(a)
Short-term benefits(b)	31	33	36
Post-employment benefits	2	2	3
Share-based payment	19	20	18
Total recognized in profit or loss	52	55	57
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021).
(b) Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

The table below shows the aggregate obligation as of December 31 for each period presented for individuals who hold or have held executive positions within Sanofi during that period.

(€ million)	2022	2021	2020	(a)
Aggregate top-up pension obligation in favor of certain corporate officers and of Executive Committee members	10	28	32
Aggregate termination benefits and lump-sum retirement benefits in favor of key management personnel	5	7	5
(a) Includes the impact of the April 2021 IFRIC agenda decision on the allocation of benefits to service periods (see Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021).